Earnings Per Share	12 Months Ended
Aug. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Share
16.	EARNINGS PER SHARE

For the purpose of calculating earnings per share as a result of the Reorganization as described in Note 1 and the share split as described in Note 12, the number of ordinary shares used in the calculation reflects the outstanding ordinary shares of the Company as if the Reorganization and the share split took place on September 1, 2014:

	For the year ended August 31,
	2015	2016	2017
	RMB	RMB	RMB
Numerator used in basic and diluted earnings per share:
Net (loss) earnings attributable to Bright Scholar Education Holdings Limited	(40,078)	(36,374)	172,050
Earnings available for future distribution	(40,078)	(36,374)	172,050
Shares (denominator):
Weighted average common shares outstanding used in computing basic and diluted earnings per share	92,590,000	96,983,360	104,839,041
Net (loss) earnings per share
Basic and diluted	(0.43)	(0.38)	1.64